Investment in Associates - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of associates [line items]
Current assets	$ 11,888,143		$ 14,200,980		$ 388,375
Non-current assets	21,245,575		19,058,962		694,073
Current liabilities	(5,239,833)		(6,942,995)		(171,181)
Non-current liabilities	(9,872,712)		(8,195,998)		(322,532)
Carrying amount	3,863,741		3,433,332		126,225
Revenue	18,480,027	$ 603,725	17,940,855	$ 18,387,593
Profit (loss) for the year from continuing operations	1,325,824	43,313	981,929	1,523,315
Other comprehensive income (loss), net of income tax	(32,829)	(1,072)	(189,902)	(236,421)
Total comprehensive income (loss)	1,292,995	42,241	2,606,980	1,164,789
Unimos Shanghai [member]
Disclosure of associates [line items]
Current assets	3,946,082		3,380,641		128,915
Non-current assets	3,254,687		2,766,839		106,328
Current liabilities	(554,160)		(460,054)		(18,104)
Non-current liabilities	(442,306)		(489,097)		(14,450)
Total net assets	6,204,303		5,198,329		202,689
Group's share	2,793,438		2,340,506		91,259
Depreciable assets	644,718		703,536		21,062
Goodwill	22,118		22,118		723
Inter-company transactions and amortization	(3,325)		(6,104)		(109)
Carrying amount	3,456,949		3,060,056		112,935
Revenue	1,334,196	43,587	1,141,415
Profit (loss) for the year from continuing operations	(629,303)	(20,559)	(348,472)
Total comprehensive income (loss)	(629,303)	(20,559)	(348,472)
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Current assets	1,106,789		843,636		36,158
Non-current assets	1,699,498		1,161,620		55,521
Current liabilities	(817,697)		(294,302)		(26,714)
Non-current liabilities	(103,922)		(1,756)		(3,395)
Total net assets	1,884,668		1,709,198		61,570
Group's share	359,972		326,456		11,760
Goodwill	46,820		46,820		1,530
Carrying amount	406,792		373,276		$ 13,290
Revenue	1,931,008	63,084	1,322,928	1,667,761
Profit (loss) for the year from continuing operations	219,544	7,172	4,414	136,303
Other comprehensive income (loss), net of income tax	(14,074)	(460)	2,903	(627)
Total comprehensive income (loss)	205,470	6,712	7,317	135,676
Dividend received from the associate	$ 5,730	$ 187	$ 14,325	$ 5,730